Deutsche Investment Management Americas Inc.
                                 One Beacon Street
                                 Boston, MA 02108

                                 October 2, 2009


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Post-Effective Amendment No. 173 to the Registration Statement on Form N-1A of DWS Large Company Growth Fund (the "Fund"), a series of DWS Investment Trust (the "Trust") (Reg. Nos. 02-13628, 811-00043)

Ladies and Gentlemen:

         On behalf of the Fund, we are filing today through the EDGAR system Post-Effective Amendment No. 173 to the Fund's Registration Statement on Form N-1A (the "Amendment").

         The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission (the "Commission"). Pursuant to Rule 485(a)(1), the Fund has designated on the facing sheet to the Registration Statement that the Amendment become effective on December 1, 2009. No fees are required in connection with this filing.

         The principal purpose of the Amendment is to comply with the recent amendments to Form N-1A that require the statutory prospectus of every mutual fund to include a summary section at the front of the prospectus. The Amendment has been electronically coded to show changes from the Fund's Class A, B C, Institutional and S Prospectuses and Statements of Additional Information, filed with the Commission on November 26, 2008 in Post-Effective Amendment No. 170. In addition, disclosure for all share classes has been consolidated into one Statement of Additional Information for the Fund.


Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

                                Very truly yours,


                                /s/Laura McCollum
                                Laura McCollum, Esq.
                                Vice President and Counsel
                                Deutsche Investment Management Americas Inc.



cc:      Adam Schlichtmann, Esq., Ropes & Gray